Consolidated Statements Of Comprehensive Income (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net income (loss)	$ (103,125)	$ 1,281	$ (194,550)	$ (64,529)	$ (122,529)	$ (125,480)	$ 80,702
Derivative financial instruments:
Effective portion of net unrealized losses		(4,295)	(1,365)	(5,632)	(5,188)	(9,466)	(12,317)
Reclassification from accumulated other comprehensive loss to net income (loss)	409	633	5,564	2,488	2,838	8,786	40,234
Defined benefit pension plan:
Pension liability adjustment					(12,079)	(3,834)	(413)
Defined benefit pension plan amortization of net loss and prior service cost	1,105	392	2,234	1,177	2,002	1,874	1,342
Other		3	119	6	23	(45)	(144)
Other comprehensive income (loss)	1,514	(3,267)	6,552	(1,961)	(12,404)	(2,685)	28,702
Comprehensive income (loss)	$ (101,611)	$ (1,986)	$ (187,998)	$ (66,490)	$ (134,933)	$ (128,165)	$ 109,404